UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND

January 31, 2006                                                     (Unaudited)


                                            Value
HGK EQUITY VALUE FUND         Shares        (000)
-----------------------------------------------------

COMMON STOCK (97.1%)

AEROSPACE & DEFENSE (2.3%)
  General Dynamics              2,700     $     314
                                          ---------
AGRICULTURAL OPERATIONS (2.4%)
  Archer-Daniels-Midland       10,400           328
                                          ---------
BANKS (8.0%)
  Bank of America               6,200           274
  JPMorgan Chase                6,500           259
  US Bancorp                    9,300           278
  Washington Mutual             6,100           258
                                          ---------
                                              1,069
                                          ---------
BEAUTY PRODUCTS (1.9%)
  Colgate-Palmolive             4,600           252
                                          ---------
CHEMICALS (0.9%)
  PPG Industries                2,000           119
                                          ---------
COMPUTERS & SERVICES (3.5%)
  Fiserv*                       5,100           224
  Oracle*                      19,500           245
                                          ---------
                                                469
                                          ---------
DRUGS (7.6%)
  Abbott Laboratories           8,000           345
  Merck                         9,000           310
  Pfizer                       14,000           360
                                          ---------
                                              1,015
                                          ---------
ELECTRICAL SERVICES (2.1%)
  PG&E                          7,600           284
                                          ---------
FINANCIAL SERVICES (7.1%)
  CIT Group                     1,500            80
  Citigroup                     6,000           279
  Fannie Mae                    5,400           313
  Morgan Stanley                4,500           277
                                          ---------
                                                949
                                          ---------
FOOD, BEVERAGE & TOBACCO (3.4%)
  Albertson's                   5,500           138
  Anheuser-Busch                3,300           137
  Sara Lee                     10,200           187
                                          ---------
                                                462
                                          ---------
INSURANCE (3.5%)
  Allstate                      4,500           234
  American International
    Group                       3,700           242
                                          ---------
                                                476
                                          ---------
MACHINERY (8.2%)
  Deere                         3,000           215
  Eaton                         4,000           265
  Ingersoll-Rand, Cl A          7,800           306


                                           Value
                              Shares       (000)
-----------------------------------------------------
MACHINERY (CONTINUED)
  Johnson Controls              4,600     $     319
                                          ---------
                                              1,105
                                          ---------
MEDICAL PRODUCTS & SERVICES (9.4%)
  Boston Scientific*           14,000           306
  Fisher Scientific
    International*              4,700           314
  Johnson & Johnson             5,800           334
  Laboratory Corp of America
    Holdings*                   5,200           305
                                          ---------
                                              1,259
                                          ---------
METALS (2.1%)
  Phelps Dodge                  1,800           289
                                          ---------
PAPER & PAPER PRODUCTS (2.1%)
  Kimberly-Clark                2,300           132
  MeadWestvaco                  5,700           152
                                          ---------
                                                284
                                          ---------
PETROLEUM & FUEL PRODUCTS (2.1%)
  Apache                        3,700           279
                                          ---------
PETROLEUM REFINING (12.4%)
  Amerada Hess                  2,900           449
  Chevron                       5,500           326
  ConocoPhillips                6,300           408
  Marathon Oil                  6,200           477
                                          ---------
                                              1,660
                                          ---------
PRINTING & PUBLISHING (1.6%)
  Gannett                       3,500           216
                                          ---------
RETAIL (7.4%)
  Fortune Brands                3,000           225
  Home Depot                    6,500           264
  Limited Brands                9,300           220
  Nike, Cl B                    1,700           138
  Yum! Brands                   3,000           148
                                          ---------
                                                995
                                          ---------
SEMI-CONDUCTORS/INSTRUMENTS (4.4%)
  Intel                        10,000           212
  Micron Technology*           10,200           150
  Texas Instruments             8,000           234
                                          ---------
                                                596
                                          ---------
TELEPHONES & TELECOMMUNICATIONS (4.7%)
  AT&T                         12,000           311
  BellSouth                    11,000           317
                                          ---------
                                                628
                                          ---------
TOTAL COMMON STOCK
  (Cost $11,548)                             13,048
                                          ---------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND

January 31, 2006                                                     (Unaudited)


                               Face
                              Amount        Value
HGK EQUITY VALUE FUND          (000)        (000)
-----------------------------------------------------

REPURCHASE AGREEMENT (2.9%)

Morgan Stanley 4.000%,
  dated 01/31/06, to be
  repurchased on 02/01/06,
  repurchase price $383,102
  (collateralized by U.S.
  Treasury Bond, par value
  $316,708, 12.000%,
  08/15/13; total market value
  $390,722)(A)                $   383     $     383
                                          ---------
TOTAL REPURCHASE AGREEMENT
  (Cost $383)                                   383
                                          ---------

TOTAL INVESTMENTS (100.0%)
  (Cost $11,931)+                         $  13,431
                                          =========

PERCENTAGES ARE BASED ON NET ASSETS OF $13,433,779.

* NON-INCOME PRODUCING SECURITY.
(A) TRI-PARTY REPURCHASE AGREEMENT
CL -- CLASS

+ AT JANUARY 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,937,350, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,049,471 AND $(555,920) RESPECTIVELY.


FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




HGK-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------
                                             James F. Volk
                                             President


Date: March 21, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             --------------------------
                                             Michael Lawson
                                             Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.